Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Financial Instruments [Abstract]
Balance Sheet Location
Derivative Instruments designated as hedging instruments
		December 31,
		2011	2012
	Balance Sheet Location	Fair Value	Fair Value
Interest rate swaps	Current liabilities – Interest rate swaps	$-	$397,964
Interest rate swaps	Long-Term liabilities – Interest rate swaps	-	253,932
Total derivatives		$-	$651,896

Location of Gain/(Loss) Recognized
Derivative Instruments designated as hedging instruments
		Year Ended December 31,
	Location of Gain/(Loss) Recognized	2011 Gain/(Loss)	2012 Gain/(Loss)
Interest rate swaps – Fair value	Other comprehensive loss	$-	$(651,896)
Total loss on derivatives		$-	$(651,896)